SHARE-BASED COMPENSATION - Share Option Activity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares
Number of shares
Outstanding at the beginning of the period (in shares) | shares	5,318,990	5,318,990		4,806,982		5,794,831
Granted (in shares) | shares	1,169,728	1,169,728		1,320,672		1,279,872
Exercised (in shares) | shares	(1,172,210)	(1,172,210)		(752,814)		(2,147,819)
Forfeited (in shares) | shares	(53,557)	(53,557)		(55,850)		(119,902)
Outstanding at the end of the period (in shares) | shares	5,262,951	5,262,951		5,318,990		4,806,982	5,794,831
Vested and expected to vest at the end of the period (in shares) | shares	5,008,721							5,008,721
Exercisable at the end of the period (in shares) | shares	2,626,300							2,626,300
Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 48.16		$ 38.17		$ 30.58
Granted (in dollars per share) | $ / shares	69.46		73.46		56.68
Exercised (in dollars per share) | $ / shares	35.03		29.71		29.04
Forfeited (in dollars per share) | $ / shares	62.65		35.72		32.64
Outstanding at the end of the period (in dollars per share) | $ / shares	55.67		$ 48.16		$ 38.17		$ 30.58
Vested and expected to vest at the end of the period (in dollars per share) | $ / shares	55.12
Exercisable at the end of the period (in dollars per share) | $ / shares	$ 45.01
Weighted average remaining contractual life
Outstanding at the end of the period	3 years 9 months 3 days	3 years 9 months 3 days		3 years 9 months 3 days		3 years 9 months 29 days	3 years 4 months 9 days
Vested and expected to vest at the end of the period	3 years 8 months 15 days	3 years 8 months 15 days
Exercisable at the end of the period	2 years 8 months 15 days	2 years 8 months 15 days
Aggregate intrinsic value
Outstanding at the end of the period | $	$ 153,857		$ 90,526		$ 109,017		$ 19,272
Vested and expected to vest at the end of the period | $	149,166
Exercisable at the end of the period | $	104,764
Total intrinsic value of options exercised	47,870	¥ 333,261		¥ 280,679		¥ 184,932
Unrecognized share-based compensation cost related to non-vested share options	$ 52,728							¥ 367,082
Weighted average vesting period	2 years 11 months 15 days	2 years 11 months 15 days
Proceeds from the exercise of share options	$ 40,422	¥ 281,412		¥ 145,196		¥ 424,450